Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance
Trust and Shareholders of the Funds listed in Appendix A
(hereafter collectively referred to as the "Funds")

In planning and performing our audits of the financial statements of each of the funds constituting Nationwide Variable Insurance Trust as listed in Appendix A as of and for the year ended December 31, 2024, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company;
(2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements.
Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2024.

This report is intended solely for the information and use of the Board of Trustees of Nationwide Variable Insurance
Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2025


Appendix A
1.NVIT Allspring Discovery Fund
2.NVIT American Funds Asset Allocation Fund
3.NVIT American Funds Bond Fund
4.NVIT American Funds Global Growth Fund
5.NVIT American Funds Growth Fund
6.NVIT American Funds Growth-Income Fund
7.NVIT Amundi Multi Sector Bond Fund
8.NVIT AQR Large Cap Defensive Style Fund
9.NVIT BlackRock Equity Dividend Fund
10.NVIT Blackrock Managed Global Allocation Fund
11.NVIT Blueprint Aggressive Fund
12.NVIT Blueprint Balanced Fund
13.NVIT Blueprint Capital Appreciation Fund
14.NVIT Blueprint Conservative Fund
15.NVIT Blueprint Managed Growth & Income Fund
16.NVIT Blueprint Managed Growth Fund
17.NVIT Blueprint Moderate Fund
18.NVIT Blueprint Moderately Aggressive Fund
19.NVIT Blueprint Moderately Conservative Fund
20.NVIT BNY Mellon Core Plus Bond Fund
21.NVIT BNY Mellon Dynamic U.S. Core Fund
22.NVIT BNY Mellon Dynamic U.S. Equity Income Fund
23.NVIT Bond Index Fund
24.NVIT Calvert Equity Fund
25.NVIT DoubleLine Total Return Tactical Fund
26.NVIT Emerging Markets Fund
27.NVIT Federated High Income Bond Fund
28.NVIT Government Bond Fund
29.NVIT Government Money Market Fund
30.NVIT GS Emerging Markets Equity Insights Fund
31.NVIT GS International Equity Insights Fund
32.NVIT GS Large Cap Equity Fund
33.NVIT GS Small Cap Equity Insights Fund
34.NVIT International Equity Fund
35.NVIT International Index Fund
36.NVIT Invesco Small Cap Growth Fund
37.NVIT Investor Destinations Aggressive Fund
38.NVIT Investor Destinations Balanced Fund
39.NVIT Investor Destinations Capital Appreciation Fund
40.NVIT Investor Destinations Conservative Fund
41.NVIT Investor Destinations Managed Growth & Income Fund
42.NVIT Investor Destinations Managed Growth Fund
43.NVIT Investor Destinations Moderate Fund
44.NVIT Investor Destinations Moderately Aggressive Fund
45.NVIT Investor Destinations Moderately Conservative Fund
46.NVIT iShares Fixed Income ETF Fund
47.NVIT iShares Global Equity ETF Fund
48.NVIT J.P. Morgan Digital Evolution Strategy Fund
49.NVIT J.P. Morgan Innovators Fund
50.NVIT J.P. Morgan Large Cap Growth Fund
51.NVIT J.P. Morgan U.S. Equity Fund
52.NVIT J.P. Morgan US Technology Leaders Fund
53.NVIT Jacobs Levy Large Cap Core Fund
54.NVIT Jacobs Levy Large Cap Growth Fund
55.NVIT Loomis Core Bond Fund
56.NVIT Loomis Short Term Bond Fund
57.NVIT Managed American Funds Asset Allocation Fund
58.NVIT Managed American Funds Growth-Income Fund
59.NVIT Mid Cap Index Fund
60.NVIT Multi-Manager Small Cap Value Fund
61.NVIT Multi-Manager Small Company Fund
62.NVIT NS Partners International Focused Growth Fund
63.NVIT Putnam International Value Fund (formerly NVIT
Columbia Overseas Value Fund)
64.NVIT Real Estate Fund
65.NVIT S&P 500 Index Fund
66.NVIT Small Cap Index Fund
67.NVIT U.S. 130/30 Equity Fund
68.NVIT Victory Mid Cap Value Fund